TAXES ON INCOME (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Federal income tax	25.00%	25.00%	25.00%
Social contribution on net income	15	15	15
Composite rate	40	40	40